Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended	69 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2022
Cash flows from operating activities
Net loss	$ (946,462)	$ (814,799)	$ (2,738,142)	$ (1,638,964)	$ (2,961,445)	$ (2,199,901)	$ 14,200,000	$ 16,700,000
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation to consultants			311,078	416,321	397,750	100,600
Stock-based compensation to related parties			197,000	141,900	461,150	1,065,050
Loss on derivative liabilities	26,867	45,006	136,583	477,559	539,006	247,620
Change in fair value of derivative liabilities	32,205	(53,624)	(233,303)	(624,376)	(494,501)	(206,501)
Gain on extinguishment of debt						(16,479)
Amortization of prepaid stock-based compensation			868,089	91,646	480,135
Amortization of debt discount			461,058	353,320	541,612	251,801
Patent amortization			191,192	4,943	11,295	6,591
Depreciation			3,489	4,051	6,772	389
Changes in operating assets and liabilities:
Accounts receivable			(25,769)	(19,047)	(14,172)	463
Inventory			(5,126)	(56,005)	(34,418)	(219)
Prepaid expenses and other current assets			73,807	88,789	64,777	(15,140)
Right-of-use asset			19,113	18,531	24,792	(53,357)
Accounts payable			(30,051)	59,178	91,557	(22,458)
Accounts payable - related parties			(2,552)	42	2,581	(5,505)
Accrued expenses and other current liabilities			139,405	132,549	188,979	130,611
Lease liability			(19,113)	(18,531)	(24,792)	53,356
Net cash used in operating activities			(653,242)	(568,094)	(718,922)	(663,079)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment				(260,565)	(260,565)	(5,448)
Purchase of license			(200,000)
Deposits				4,015	4,015
Net cash used in investing activities			(200,000)	(256,550)	(256,550)	(5,448)
Cash flows from financing activities
Payments on notes payable to related party			(2,444)	(3,503)	(4,799)	(25,244)
Proceeds from convertible notes payable			415,000	353,750	538,750	315,000
Proceeds from notes payable						16,479
Payments on notes payable			(3,324)	(969)	(2,068)
Proceeds from sale of common stock			445,000	285,499	285,499	588,044
Net cash provided by financing activities			854,232	634,777	817,382	894,279
Net increase (decrease) in cash, cash equivalents and restricted cash			990	(189,867)	(158,090)	225,752
Cash, cash equivalents and restricted cash at beginning of year			104,259	262,349	262,349	36,597
Cash, cash equivalents and restricted cash at end of year	105,249	72,482	105,249	72,482	104,259	262,349	104,259	105,249
Supplemental cash flow information:
Cash paid for interest			2,357	2,311	3,312	6,369
Cash paid for income taxes			800	800	800	1,585
Non-cash investing and financing transactions:
Original issuance discount on convertible notes payable			30,500	22,250	33,500	21,500
Debt discount recorded in connection with derivative liability			415,000	353,750	538,750	315,000
Common stock issued in conversion of convertible notes payable and interest			943,431	605,525	1,019,014	713,152
Property and equipment purchased with note payable				21,671	21,671
Common stock issued for prepaid fees			242,320	547,450	1,472,450
Common stock issued for accrued salaries			29,999	239,800	239,799
Accrued interest added to principal			19,436	19,434	25,912	26,876
Common stock issued for license			3,107,570
Common stock issued for land development			50,400	58,900	58,900
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	94,246	62,259	94,246	62,259	94,036	252,147	94,036	94,246
Restricted cash	11,003	10,223	11,003	10,223	10,223	10,202	10,223	11,003
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows:	$ 105,249	$ 72,482	$ 105,249	$ 72,482	$ 104,259	$ 262,349	$ 104,259	$ 105,249